Income Taxes - Additional Information (Detail)	12 Months Ended
	May 31, 2017 USD ($) $ / shares	May 31, 2017 CNY (¥)	May 31, 2016 USD ($) $ / shares	May 31, 2015 USD ($) $ / shares
Income Taxes [Line Items]
Income tax rate	15.31%	15.31%	14.04%	11.89%
Cash paid for dividend			$ 62,668,000
Valuation allowance	$ 3,981,000		3,624,000
Increase in valuation allowance	357,000
Net operating loss	36,608,000
Increase of income tax expense	$ 42,895,000		$ 47,559,000	$ 47,080,000
Decrease in basic net income per share | $ / shares	$ 0.27		$ 0.30	$ 0.30
Decrease in diluted net income per share | $ / shares	$ 0.27		$ 0.30	$ 0.30
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors				10.00%
Aggregate undistributed earnings available for distribution	$ 1,457,705,000		$ 1,133,217,000
Unrecognized tax benefits	0		0	$ 0
Wholly owned subsidiaries [Member]
Income Taxes [Line Items]
Cash paid for dividend	0		75,898,000
Withholding tax paid for the dividend	$ 0		7,590,000
Beijing Pioneer Technology Company Limited [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
Minimum [Member]
Income Taxes [Line Items]
Underpayment of tax liability	$ 16,000	¥ 100,000
Shanghai Smart Words Software Technology Company Limited [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend				$ 5,559,000
Beijing Hewstone, Shanghai Smart Words and Beijing Decision [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend			$ 7,590,000
High and new tech enterprise (HNTE) [Member]
Income Taxes [Line Items]
Income tax rate	15.00%	15.00%	15.00%	15.00%
Preferential tax rate				15.00%
Newly established software enterprise (NESE) [Member]
Income Taxes [Line Items]
Preferential tax rate	12.50%	12.50%
Tax holiday year	2 years	2 years
Income tax holiday, description	Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from Enterprise Income Tax ("EIT") for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from Enterprise Income Tax ("EIT") for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
Variable interest entities (VIEs) [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
Earliest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates	May 31, 2018	May 31, 2018
Latest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates	May 31, 2022	May 31, 2022